BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Schedule of Financial Information on Ferrosur Roca S A (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Current assets	$ 439,773,439	$ 359,651,355
Non-current assets	1,458,169,773	1,492,992,005
Total assets	1,897,943,212	1,852,643,360
Current liabilities	306,101,971	352,315,336
Non-current liabilities	525,678,883	456,986,202
Total liabilities	831,780,854	809,301,538
Shareholders’ equity attributable to owners of the parent company	1,067,218,651	1,043,634,038
Non-controlling interest	(1,056,293)	(292,216)
Total shareholders’ equity and liabilities	1,897,943,212	1,852,643,360
Revenues	848,086,622	919,760,895	$ 1,209,344,474
Financial results, net	(49,076,899)	182,341,501	(131,959,765)
Income tax	(14,544,529)	(126,188,528)	(22,165,913)
NET PROFIT FOR THE YEAR	22,820,536	202,093,775	27,731,345
Net cash generated by operating activities	65,396,227	164,065,090	243,582,093
Net cash used in investing activities	(66,711,380)	(95,891,037)	(102,627,246)
Net cash generated by (used in) financing activities	21,398,816	(63,493,202)	(117,695,919)
Effects of the exchange rate differences on cash and cash equivalents in foreign currency	12,182,737	478,023	18,737,125
- Ferrosur Roca S.A.
Disclosure of subsidiaries [line items]
Current assets	17,607,200	16,755,133
Non-current assets	21,146,622	15,676,115
Total assets	38,753,822	32,431,248
Current liabilities	34,865,166	22,591,126
Non-current liabilities	1,694,246	3,366,073
Total liabilities	36,559,412	25,957,199
Shareholders’ equity attributable to owners of the parent company	1,755,528	5,179,239
Non-controlling interest	438,882	1,294,810
Total shareholders’ equity and liabilities	38,753,822	32,431,248
Revenues	77,802,083	85,380,043	95,294,058
Financial results, net	(1,975,089)	264,164	(2,986,421)
Depreciation	(4,766,065)	(7,615,849)	(7,920,167)
Income tax	1,479,095	2,934,005	(1,584,085)
NET PROFIT FOR THE YEAR	(4,279,638)	(1,031,599)	(13,593,327)
Net cash generated by operating activities	4,109,958	7,599,899	(5,681,475)
Net cash used in investing activities	(9,156,411)	(7,333,307)	9,538,803
Net cash generated by (used in) financing activities	5,075,166	618,056	(3,476,773)
Effects of the exchange rate differences on cash and cash equivalents in foreign currency	$ (127,299)	$ (574,459)	$ (654,459)